CHANGES IN ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2018
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Disclosure of expected impact of initial application of new standards
The following table presents the impact of IFRS 15 on the Company’s consolidated statement of financial position as at April 1, 2017 and March 31, 2018:

As previously reported		IFRS 15	As restated	As currently reported	IFRS 15	As restated
(amounts in millions)	April 1, 2017	Adjustments	April 1, 2017	March 31, 2018	Adjustments	March 31, 2018
Assets
Total current assets	$1,919.7	$45.4	$1,965.1	$2,060.8	$62.5	$2,123.3
Total long-term assets	3,435.1	(2.5)	3,432.6	3,658.4	(1.5)	3,656.9
	$5,354.8	$42.9	$5,397.7	$5,719.2	$61.0	$5,780.2
Liabilities
Total current liabilities	$1,273.9	$137.2	$1,411.1	$1,320.6	$153.5	$1,474.1
Total long-term liabilities	1,999.9	(25.6)	1,974.3	2,032.0	(23.4)	2,008.6
	$3,273.8	$111.6	$3,385.4	$3,352.6	$130.1	$3,482.7
Shareholders' Equity
Equity attributable to equity holders of the Company	$2,020.8	$(68.7)	$1,952.1	$2,298.2	$(69.1)	$2,229.1
Non-controlling interests	60.2	—	60.2	68.4	—	68.4
	$2,081.0	$(68.7)	$2,012.3	$2,366.6	$(69.1)	$2,297.5